UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08885

Hewitt Series Trust

(Exact name of registrant as specified in charter)

100 Half Day Road, Lincolnshire, IL 60069

(Address of principal executive offices) (Zip code)

Peter Ross, 100 Half Day Road, Lincolnshire, IL 60069

(Name and address of agent for service)

Registrant’s telephone number, including area code: 847-295-5000

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

Item 1.	Schedule of Investments.

The Hewitt Money Market Fund (the “Money Market Fund”), a series of Hewitt Series Trust, invests substantially all of its assets in a series of Master Investment Portfolio, the Money Market Master Portfolio (the “Master Portfolio”), and owns a pro rata interest in the Master Portfolio’s net assets. At September 30, 2006, the value of the Money Market Fund's investment in the Master Portfolio was $269,617,860, which represents 4.48% of the Master Portfolio's outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

September 30, 2006 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—2.49%
Calyon
5.18%, 03/30/07	$50,000,000	$50,000,000
Svenska Handelsbanken NY
4.50%, 10/16/06	25,000,000	25,000,000
Wells Fargo Bank N.A.
4.80%, 01/29/07	75,000,000	74,990,390

TOTAL CERTIFICATES OF DEPOSIT (Cost: $149,990,390)		149,990,390

Security	Face Amount	Value
COMMERCIAL PAPER—17.65%
Amstel Funding Corp.
5.20%, 11/21/06 (1)	60,000,000	59,549,334
5.25%, 02/13/07 (1)	20,000,000	19,603,333
5.27%, 12/20/06 (1)	10,000,000	9,881,537
5.28%, 11/30/06 (1)	105,000,000	104,061,489
Aspen Funding Corp.
5.30%, 11/14/06 (1)	25,000,000	24,834,375
Cantabric Finance LLC
5.24%, 03/07/07 (1)	50,000,000	48,850,111
Charta LLC
5.27%, 12/14/06 (1)	20,000,000	19,780,625
5.30%, 11/06/06 (1)	100,000,000	99,455,278
Cobbler Funding Ltd.
5.28%, 12/11/06 (1)	5,000,000	4,947,200
Concord Minutemen Capital Co. LLC
5.27%, 01/12/07 (1)	25,000,000	24,619,750
Five Finance Inc.
5.27%, 11/29/06 (1)	26,000,000	25,771,633
Gemini Securitization Corp.
5.30%, 11/07/06 (1)	75,000,000	74,580,417
Giro Multi-Funding Corp.
5.34%, 10/10/06 (1)	75,000,000	74,888,854
Grampian Funding LLC
5.30%, 11/16/06 (1)	50,000,000	49,654,028
HBOS Treasury Services PLC
5.27%, 12/15/06	15,000,000	14,833,275
Nationwide Building Society
5.27%, 12/18/06	20,000,000	19,768,706
Nelnet Student Asset Funding Extendable CP LLC
5.30%, 10/11/06 (1)	20,000,000	19,967,611
Nestle Capital Corp.
5.19%, 08/09/07	15,000,000	14,323,137
Polonius Inc.
5.26%, 02/20/07 (1)	15,000,000	14,686,592
Preferred Receivables Funding
5.30%, 11/06/06 (1)	50,000,000	49,727,639
Scaldis Capital LLC
5.29%, 11/17/06 (1)	25,000,000	24,823,667
5.29%, 11/20/06 (1)	137,755,000	136,722,641
Sigma Finance Inc.
5.26%, 02/21/07 (1)	30,000,000	29,368,800
Societe Generale
5.17%, 06/08/07	65,000,000	62,659,251

Thames Asset Global Securitization No. 1 Inc.
5.27%, 12/14/06 (1)	10,000,000	9,890,208
Thornburg Mortgage Capital Resource
5.28%, 12/07/06 (1)	25,000,000	24,750,667

TOTAL COMMERCIAL PAPER (Cost: $1,062,000,158)		1,062,000,158

Security	Face Amount	Value
MEDIUM-TERM NOTES—3.33%
Cullinan Finance Corp.
5.07%, 02/26/07 (1)	70,000,000	70,000,000
5.18%, 03/15/07 (1)	20,000,000	20,000,000
Marshall & Ilsley Bank
5.18%, 12/15/06	50,000,000	50,034,774
Sigma Finance Inc.
4.50%, 10/16/06 (1)	25,000,000	25,000,000
5.35%, 04/27/07	35,000,000	34,997,991

TOTAL MEDIUM-TERM NOTES (Cost: $200,032,765)		200,032,765

Security	Face Amount	Value
TIME DEPOSITS—4.16%
Societe Generale
5.25%, 10/02/06	126,776,000	126,776,000
Wells Fargo Bank N.A.
5.13%, 10/02/06	123,268,000	123,268,000

TOTAL TIME DEPOSITS (Cost: $250,044,000)		250,044,000

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES—44.82%
Allstate Life Global Funding II
5.31%, 09/04/07	30,000,000	30,000,000
5.34%, 10/26/07 (1)	50,000,000	50,000,000
5.36%, 11/09/06 (1)	20,000,000	20,001,282
5.37%, 10/15/07 (1)	35,000,000	35,011,774
5.38%, 10/05/07 (1)	11,000,000	11,003,453
5.39%, 10/15/07 (1)	25,000,000	25,008,197
AmeriCredit Automobile Receivables Trust Series 2006-BG Class A1
5.35%, 10/09/07 (1)	15,000,000	15,000,000
ANZ National International Ltd.
5.31%, 10/05/07 (1)	75,000,000	75,000,000
ASIF Global Financing
5.34%, 09/21/07 (1)	75,000,000	74,997,066
5.47%, 12/11/06 (1)	90,000,000	90,014,990
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07 (1)	35,000,000	35,000,000
Bank of America N.A.
5.28%, 04/20/07	30,000,000	30,000,000
Bank of Ireland
5.30%, 08/20/07 (1)	70,000,000	70,000,000
Banque Nationale de Paris
5.27%, 10/04/06	20,000,000	19,999,936
Carlyle Loan Investment Ltd. Series 2006-3A Class 1
5.38%, 07/15/07 (1)	33,000,000	33,000,000
Commodore CDO Ltd. 2003-2A Class A1MM
5.47%, 06/12/07 (1)	25,000,000	25,000,000
Credit Suisse First Boston NY
5.43%, 08/21/07	15,000,000	15,000,000

5.51%, 04/24/07	25,000,000	25,000,951
DaimlerChrysler Auto Trust 2006-C Class A1
5.33%, 10/08/07	25,000,000	25,000,000
DEPFA Bank PLC
5.43%, 09/14/07	100,000,000	100,000,000
Harrier Finance Funding LLC
5.34%, 07/20/07 (1)	25,000,000	25,003,913
5.34%, 07/25/07 (1)	15,000,000	15,002,531
5.34%, 08/13/07 (1)	30,000,000	30,005,132
HBOS Treasury Services PLC
5.46%, 07/24/07 (1)	50,000,000	50,000,000
Holmes Financing PLC Series 2005-9 Class 1A
5.30%, 12/15/06 (1)	50,000,000	50,000,000
ING USA Annuity & Life Insurance Funding Agreement
5.47%, 12/18/06 (1)(2)	20,000,000	20,000,000
Jordan Brick Co. Inc.
5.33%, 10/02/06 (1)	46,000,000	46,000,000
JP Morgan Chase & Co.
5.30%, 08/02/07	75,000,000	75,000,000
K2 USA LLC
5.39%, 06/04/07 (1)	60,000,000	60,000,000
Kestrel Funding US LLC
5.31%, 07/11/07 (1)	25,000,000	24,997,924
Kommunalkredit Austria AG
5.33%, 09/09/07 (1)	40,000,000	40,000,000
Lakeline Austin Development Ltd.
5.33%, 10/02/06 (1)	9,800,000	9,800,000
Leafs LLC
5.33%, 02/20/07 (1)	19,831,700	19,831,700
Links Finance LLC
5.29%, 10/16/06 (1)	82,000,000	81,999,459
Marshall & Ilsley Bank
5.31%, 10/15/07	60,000,000	60,000,000
MetLife Insurance Co. of Connecticut
5.49%, 08/17/07 (1)(2)	50,000,000	50,000,000
5.55%, 02/02/07 (1)(2)	50,000,000	50,000,000
5.58%, 07/18/07 (1)(2)	25,000,000	25,000,000
Monumental Global Funding II
5.38%, 12/27/06 (1)	110,000,000	110,002,175
Natexis Banques Populaires
5.31%, 09/14/07 (1)	50,000,000	50,000,000
Nationwide Building Society
5.42%, 07/27/07 (1)	100,000,000	100,000,000
Nordea Bank AB
5.34%, 09/11/07 (1)	75,000,000	75,000,000
Nordea Bank PLC
5.27%, 10/02/06	75,000,000	74,999,894
Northern Rock PLC
5.37%, 08/03/07 (1)	70,000,000	70,000,000
Northlake CDO I Series 1A Class IMM-1A
5.46%, 12/06/06 (1)	15,000,000	15,000,000
Permanent Financing PLC Series 9A Class 1A
5.30%, 03/10/07 (1)	60,000,000	60,000,000
Principal Life Income Funding Trusts
5.37%, 11/13/06	50,000,000	49,999,747
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07 (1)	50,000,000	50,000,000
Societe Generale
5.30%, 07/02/07 (1)	30,000,000	30,000,000
Strips III LLC
5.38%, 08/24/07 (1)	17,218,847	17,218,847
Trap Rock Industry Inc.
5.33%, 10/02/06 (1)	19,625,000	19,625,000

Union Hamilton Special Funding LLC
5.36%, 03/28/07 (1)	50,000,000	50,000,000
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
5.32%, 10/25/06 (1)	42,741,617	42,741,617
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
5.32%, 10/25/06 (1)	50,102,058	50,102,058
Westpac Banking Corp.
5.43%, 07/11/07	70,000,000	70,000,000
WhistleJacket Capital Ltd.
5.29%, 10/20/06 (1)	25,000,000	24,999,615
5.29%, 10/16/06 (1)	100,000,000	99,999,553
5.29%, 11/22/06 (1)	75,000,000	74,997,029
Wind Master Trust
5.32%, 07/25/07 (1)	25,000,000	25,000,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $2,696,363,843)		2,696,363,843

Security	Face Amount	Value
REPURCHASE AGREEMENTS—27.60%
Bank of America N.A. Tri-Party Repurchase Agreement, 5.37%, due 10/2/06, maturity value $475,212,563 (collateralized by U.S. Government obligations, value $484,500,001, 5.00%, 6/1/35).	475,000,000	475,000,000
BNP Securities Corp. Tri-Party Repurchase Agreement, 5.43%, due 10/2/06, maturity value $10,004,525 (collateralized by non-U.S. Government debt securities, value $10,300,001, 5.75%, 3/15/16).	10,000,000	10,000,000
Citigroup Global Markets Holdings Inc. Tri-Party Repurchase Agreement, 5.53%, due 10/2/06, maturity value $250,115,208 (collateralized by non-U.S. Government debt securities, value $277,948,994, 0.00% to 10.00%, 5/27/33 to 9/14/36).	250,000,000	250,000,000
Goldman Sachs & Co. Tri-Party Repurchase Agreement, 5.53%, due 10/2/06, maturity value $50,023,041 (collateralized by non-U.S. Government debt securities, value $52,500,000, 0.00% to 10.00%, 1/1/10).	50,000,000	50,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 5.38%, due 10/2/06, maturity value $200,089,667 (collateralized by U.S. Government obligations, value $206,000,001, 4.38% to 6.00%, 4/15/15 to 8/25/36).	200,000,000	200,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 5.43%, due 10/2/06, maturity value $150,067,875 (collateralized by non-U.S. Government debt securities, value $157,003,874, 5.13% to 5.85%, 2/16/12 to 10/15/42).	150,000,000	150,000,000
JP Morgan Securities Inc. Tri-Party Repurchase Agreement, 5.48%, due 10/2/06, maturity value $15,006,850 (collateralized by non-U.S. Government debt securities, value $15,754,931, 6.50% to 7.25%, 6/1/07 to 6/1/12).	15,000,000	15,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, 5.42%, due 10/2/06, maturity value $30,013,550 (collateralized by non-U.S. Government debt securities, value $30,902,076, 5.00% to 7.00%, 7/15/11 to 3/1/33).	30,000,000	30,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, 5.42%, due 10/2/06, maturity value $40,018,067 (collateralized by non-U.S. Government debt securities, value $41,200,483, 0.00% to 5.82%, 1/17/30 to 7/25/36).	40,000,000	40,000,000
Merrill Lynch & Co. Tri-Party Repurchase Agreement, 5.52%, due 12/27/06, maturity value $152,024,000 (collateralized by non-U.S. Government debt securities, value $157,502,908, 0.95% to 9.75%, 1/16/07 to 1/26/36). (2)	150,000,000	150,000,000
Morgan Stanley Tri-Party Repurchase Agreement, 5.58%, due 10/4/07, maturity value $264,298,750 (collateralized by non-U.S. Government debt securities, value $270,579,463, 0.00% to 10.00%, 10/1/06 to 9/30/36). (2)	250,000,000	250,000,000
Wachovia Capital Tri-Party Repurchase Agreement, 5.48%, due 10/2/06, maturity value $40,018,150 (collateralized by non-U.S. Government debt securities, value $42,000,000, 5.13% to 5.85%, 2/16/12 to 10/15/42).	40,000,000	40,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $1,660,000,000)		1,660,000,000

TOTAL INVESTMENTS IN SECURITIES — 100.05% (Cost: $6,018,431,156)		6,018,431,156
Other Assets, Less Liabilities — (0.05)%		(2,916,803)

NET ASSETS — 100.00%		$6,015,514,353

(1)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(2)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedule of investments.

MONEY MARKET MASTER PORTFOLIO

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of September 30, 2006, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These notes relate only to the schedule of investments for the Money Market Master Portfolio (the “Master Portfolio”).

SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(1) and (a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hewitt Series Trust

By:	/s/ James W. Stamper
James W. Stamper President

Date: 11/29/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By:	/s/ James W. Stamper
James W. Stamper President

Date: 11/29/06

By:	/s/ Douglas S. Keith
Douglas S. Keith Treasurer and Chief Financial Officer

Date: 11/29/06